Note 2 - Convertible Notes Payable - 10Q (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes Tables
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted-Average
		Exercise Price
	Warrants	Per Share

Outstanding and exercisable, March 31, 2025	25,003	$20.00
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, June 30, 2025	25,003	$20.00

Exercisable, June 30, 2025	25,003	$20.00

	Warrants	Weighted-Average Exercise Price Per Share	Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding and exercisable, March 31, 2024	25,003	$20.00	4.48	$1,010,000
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	25,003	$20.00	3.48	$—

Exercisable, March 31, 2025	25,003	$20.00	3.48	$—